SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)
Amount of investments that qualify as VIE				$ 0	$ 0
Number of reportable segments | segment		1		1
Number of operating segments | segment		1		1
Cash Equivalents, at Carrying Value	$ 0	$ 0		$ 0	0
FDIC insurance Limit	3,655,716	387,998		3,655,716	1,695,763
Allowance for doubtful accounts	216,238	235,371		216,238	0
Inventory valuation allowance	0			0	0
Impairment			$ 2,390,799
Goodwill impairment				162,093
Advertising costs		2,251,590	426,098	$ 981,878	143,096
Amortization of Intangible Assets		$ 482,213	$ 94,086
Minimum [Member]
Capitalize property and equipment purchases					3,000
Finite-lived intangible asset, useful life				2 years
Maximum [Member]
Finite-lived intangible asset, useful life				9 years
Spkr Inc and EON Media Group [Member]
Goodwill impairment				$ 719,688
Spkr Inc. [Member]
Asset impairment charges				1,405,142
EON Media Group Pte. Ltd [Member]
Goodwill impairment	4,442,487			4,442,487
Eon Brand Names [Member]
Impairment	$ 2,251,513			2,251,513
Asset impairment charges				$ 130,000	$ 6,350,000